Investments	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Investments, All Other Investments [Abstract]
Investments
Note 4—Investments
Investment in Arbutus
RSL owns 16,013,540 shares of common stock of Arbutus and 1,164,000 Arbutus Preferred Shares that are mandatorily convertible into shares of Arbutus common stock on October 18, 2021 subject to conversion earlier upon a sale, merger or other transaction considered a fundamental change of control of Arbutus. The Arbutus Preferred Shares are non-voting
and are convertible into common shares of Arbutus based on the subscription price plus 8.75% per annum, compounded annually, divided by a conversion price of $7.13 per share (which represented a 15% premium to the closing price of $6.20 per share on September 29, 2017). The fair value option was elected to continuously remeasure the investment to fair value each reporting period after the initial measurement. Due to the Company’s significant influence over operating and financial policies, Arbutus is considered a related party of the Company.
At
September
 30, 2021, RSL held 29% of issued and outstanding shares of Arbutus, including the conversion of the Arbutus Preferred Shares held by RSL into common shares.
At September 30, 2021 and March 31, 2021, the aggregate fair value of the RSL investment in Arbutus was
$166.7 million and $129.4
million, respectively. During the three and six months ended September 30, 2021, the Company recognized unrealized gains on its investments in Arbutus of

$48.9
million and
$37.3
million, respectively, in the accompanying condensed consolidated statements of operations. During the three and six months ended September 30, 2020, the Company recognized unrealized gains on its investments in Arbutus of $50.9 million and $82.4 million, respectively, in the accompanying condensed consolidated statements of operations. The fair value of the common stock and preferred shares held by the Company was determined using the closing price of Arbutus’s common stock on September 30, 2021 and March 31, 2021 of
$4.29 and $3.33, respectively
.
On October 18, 2021, the Arbutus Preferred Shares were converted into Arbutus common stock. See Note 16, “Subsequent Events” for additional information.
Investment in Sio
Following the completion of Sio’s underwritten public offering in February 2020, RSL’s ownership interest fell below
50.0
%. As such, the Company no longer has a controlling financial interest in Sio. Accordingly, the Company deconsolidated Sio in February 2020. Due to the Company’s significant influence over operating and financial policies, Sio remains a related party of the Company following deconsolidation. As the Company still has the ability to exercise significant influence over the operating and financial policies of Sio, the Company has determined that its retained interest represents an equity method investment after the date of deconsolidation. Upon deconsolidation, the retained interest was recorded at fair market value based on the closing price of Sio’s common stock. The fair value option was elected to continuously remeasure the investment to fair value each reporting period after the initial measurement. At
September
 30, 2021, RSL held 25% of Sio’s issued and outstanding common shares.
At September 30, 2021 and March 31, 2021, the fair value of the Company’s investment in Sio was $40.3 million and $48.5 million, respectively. During the three and six months ended September 30, 2021, the Company recognized unrealized losses on its investment in Sio of $10.4 million and $8.2 million, respectively, in the accompanying condensed consolidated statements of operations. During the three and six months ended September 30, 2020, the Company recognized unrealized gains on its investment in Sio of $33.4 million and $40.5 million, respectively, in the accompanying condensed consolidated statements of operations. The fair value of common shares held by the Company was determined using the closing price of Sio’s common stock on September 30, 2021 and March 31, 2021 of
$2.17 and $2.61, respectively.
Investment in Datavant
In April 2020, Datavant Holdings, Inc. (“Datavant”) completed an initial round of a Series B equity raise by which 13,411,311 Series B preferred shares were issued in April 2020 for gross proceeds of $27.2 million, including 1,065,234 Series B preferred shares issued and sold to RSL for a total purchase price of $2.5 million and 1,800,253 Series B shares issued relating to the conversion of certain liability instruments. As a result of this transaction, along with a restructuring of Datavant’s equity classes, RSL no longer controls Datavant. As such, the Company deconsolidated Datavant as of April 2020. Due to the Company’s significant influence over operating and financial policies, Datavant remains a related party of the Company following deconsolidation. Upon deconsolidation, the Company recorded its investment in Datavant based on the fair value of Datavant preferred shares held of $99.0 million. Prior to the Datavant Merger (defined below), the Company accounted for its investment in Datavant using the measurement alternative to fair value. Under the measurement alternative, the investment is remeasured upon observable price changes in orderly transactions or upon impairment, if any. The Company recognized a gain on deconsolidation of
$86.5
million in the accompanying condensed consolidated statements of operations for the six months ended September 30, 2020. In July 2020, Datavant issued and sold 639,140
Series B preferred shares to RSL at a price consistent with that of the initial round of Datavant’s Series B equity raise, which resulted in an increase in the carrying value of our investment to
$100.6 million.
In June 2021, Datavant and Heracles Parent, L.L.C. (referred to herein as “Ciox Parent” and, after the closing of the Datavant Merger (as defined below), “Datavant”), a provider of healthcare information services and technology solutions to hospitals, health systems, physician practices and authorized recipients of protected health records in the United States, primarily through its wholly owned subsidiary CIOX Health, LLC, entered into a definitive agreement to merge Datavant with and into a newly formed wholly-owned subsidiary of Ciox Parent (the “Datavant Merger”). The merger closed on July 27, 2021. At closing, the Company received approximately $320 million in cash and a minority equity stake representing approximately 17% of the outstanding Class A units in Ciox Parent. Ciox Parent’s capital structure includes several classes of preferred units that, among other features, have liquidation preferences and conversion features. Upon conversion of such preferred units into Class A units, the Company’s ownership interest would be diluted. As a result of the transaction, the Company recognized a gain on remeasurement of $443.8 million in the accompanying condensed consolidated statements of operations for the three and six months ended September 30, 2021.
Following the completion of the Datavant Merger, the Company’s minority equity interest became subject to the equity method of accounting. At such time, the fair value option was elected to continuously remeasure the investment to fair value each reporting period with changes in fair value reflected in earnings. As of July 27, 2021 and September 30, 2021, the fair value of the Company’s investment was $224.1 million and $220.0 million respectively, with the Company recognizing an unrealized loss on its investment of $4.1 million for the three and six months ended September 30, 2021. The fair value of the Company’s investment was determined using valuation models that incorporate significant unobservable inputs and is classified as a Level 3 measurement within the fair value hierarchy. Refer to Note 13, “Fair Value Measurements” for more information.
Other Investment
The Company holds an additional equity investment that is measured using the fair value option. The fair value of this investment was $9.8 million and $11.1 million as of September 30, 2021 and March 31, 2021, respectively.

Note 3—Investments
(A) Investments Measured at Fair Value
Investment in Arbutus
RSL owns 16,013,540 shares of common stock of Arbutus and 1,164,000 Arbutus Preferred Shares that are mandatorily convertible into shares of Arbutus common stock on October 18, 2021 subject to conversion earlier upon a sale, merger or other transaction considered a fundamental change of control of Arbutus. The Arbutus Preferred Shares are non-voting
and are convertible into common shares of Arbutus based on the subscription price plus 8.75% per annum, compounded annually, divided by a conversion price of $7.13 per share (which represented a 15% premium to the closing price of $6.20 per share on September 29, 2017). RSL’s investments in Arbutus have been measured using the fair value option. Due to the Company’s significant influence over operating and financial policies, Arbutus is considered a related party of the Company.
After conversion of the Arbutus Preferred Shares into common shares, based on the number of Arbutus’s common shares outstanding on October 2, 2017, the Company would hold 49.90% of Arbutus’s common shares. In addition, the Company agreed to a four-year standstill to not acquire greater than 49.99% of common shares or securities convertible into common shares of Arbutus.
At March 31, 2021 and 2020, the aggregate fair value of the Company’s investment in Arbutus was $129.4 million and $39.2 million, respectively, with the Company recognizing an unrealized gain on its investments in Arbutus of $90.2 million and an unrealized loss of $99.9 million in the accompanying consolidated statements of operations for the years ended March 31, 2021 and 2020, respectively. The fair value of the common stock and preferred shares held by the Company was determined using the closing price of Arbutus’s common stock on March 31, 2021 and 2020 of $3.33 and $1.01, respectively.
Investment in Sio
Following the completion of Sio’s underwritten public offering in February 2020, RSL’s ownership interest fell below 50.0%. As such, the Company no longer has a controlling financial interest in Sio. Accordingly, the Company deconsolidated Sio in February 2020. Due to the Company’s significant influence over operating and financial policies, Sio remains a related party of the Company following deconsolidation. As the Company still has the ability to exercise significant influence over the operating and financial policies of Sio, the Company has determined that its retained interest represents an equity method investment after the date of deconsolidation. Upon deconsolidation, the retained interest was recorded at fair market value based on the closing price of Sio’s common stock. The Company recognized a gain on deconsolidation of $107.3 million in the accompanying consolidated statements of operations for the year ended March 31, 2020. The fair value option was elected to continuously remeasure the investment to fair value each reporting period after the initial measurement.
At March 31, 2021 and 2020, the fair value of the Company’s investment in Sio was $48.5 million and $45.3 million, respectively, with the Company recognizing an unrealized gain on its investment in Sio of

$3.2 million and an unrealized loss of $31.6 million in the accompanying consolidated statements of operations for the years ended March 31, 2021 and 2020, respectively. The fair value of common shares held by the Company was determined using the closing price of Sio’s common stock on March 31, 2021 and 2020 of $2.61 and $2.44, respectively.
Other Investment
The Company holds an additional equity investment that is measured using the fair value option. The fair value of this investment was $11.1 million and $8.9 million as of March 31, 2021 and 2020, respectively.
(B) Investment Accounted for Using Measurement Alternative
Investment in Datavant
In April 2020, Datavant Holdings, Inc. (“Datavant”) completed an initial round of a Series B equity raise by which 13,411,311 Series B preferred shares were issued in April 2020 for gross proceeds of $27.2 million, including 1,065,234 Series B preferred shares issued and sold to RSL for a total purchase price of $2.5 million and 1,800,253 Series B shares issued relating to the conversion of certain liability instruments. As a result of this transaction, along with a restructuring of Datavant’s equity classes, RSL no longer controls Datavant. As such, the Company deconsolidated Datavant as of April 2020. Due to the Company’s significant influence over operating and financial policies, Datavant remains a related party of the Company following deconsolidation. Upon deconsolidation, the Company recorded its investment in Datavant based on the fair value of Datavant preferred shares held of $99.0 million. The Company accounts for its investment in Datavant using the measurement alternative to fair value. The investment will be remeasured upon future observable price changes in orderly transactions or upon impairment, if any. The Company recognized a gain on deconsolidation of $86.5 million in the accompanying consolidated statements of operations for the year ended March 31, 2021. In July 2020, Datavant issued and sold 639,140 Series B preferred shares to RSL at a price consistent with that of the initial round of Datavant’s Series B equity raise. At March 31, 2021, the carrying value of the Company’s investment in Datavant was $100.6 million.